Trade and other receivables	12 Months Ended
Dec. 31, 2017
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Trade and other receivables

14. Trade and other receivables

As of December 31, 2017, trade and other receivables consisted of the following:

	Total as of December 31, 2017	Provision for impairment of receivables	Net as of December 31, 2017
Cash receivable from agents	4,666	(426)	4,240
Deposits issued to merchants	3,919	(13)	3,906
Comissions receivable	827	(18)	809
Advances issued	240	(1)	239
Rent receivables	101	(73)	28
Other receivables*	440	(14)	426

Total trade and other receivables	10,193	(545)	9,648

*	As of December 31, 2017 the other receivables includes the amount of 336 from Otkritie bank for assets with incomplete transfer of ownership (see Note 10 and 11).

As of December 31, 2016, trade and other receivables consisted of the following:

	Total as of December 31, 2016	Provision for impairment of receivables	Net as of December 31, 2016
Cash receivable from agents	3,657	(659)	2,998
Deposits issued to merchants	2,318	(3)	2,315
Comissions receivable	162	(7)	155
Advances issued	144	(1)	143
Rent receivables	106	(95)	11
Other receivables	71	(14)	57

Total trade and other receivables	6,458	(779)	5,679

The ageing analysis of trade receivables that are past due but not impaired as of December 31, 2017 are presented below:

		Ageing of receivables (days)
As of December 31, 2017	Total	<30	30-60	60-90	90-180	180-360	>360
Cash receivable from agents	4,240	4,217	20	1	0	2	0
Comissions receivable	809	797	5	5	–	1	1
Rent receivables	28	19	6	2	1	–	–

Total trade and other receivables	5,077	5,033	31	8	1	3	1

The ageing analysis of trade receivables that are past due but not impaired as of December 31, 2016 are presented below:

		Ageing of receivables (days)
As of December 31, 2016	Total	<30	30-60	60-90	90-180	180-360	>360
Cash receivable from agents	2,998	2,568	423	1	3	1	2
Comissions receivable	155	141	10	1	2	1	—
Rent receivables	11	7	3	1	—	—	—

Total trade and other receivables	3,164	2,716	436	3	5	2	2

For the year ended December 31, 2017, the provision for impairment of receivables movement was the following:

	Provision for impairment of receivables as of December 31, 2016	(Charge)/ reversal for the year	Utilisation	Provision for impairment of receivables as of December 31, 2017
Cash receivable from agents	(659)	16	217	(426)
Deposits issued to merchants	(3)	(11)	1	(13)
Comissions receivable	(7)	(11)	—	(18)
Advances issued	(1)	—	—	(1)
Rent receivables	(95)	10	12	(73)
Other receivables	(14)	(5)	5	(14)

Total trade and other receivables	(779)	(1)	235	(545)

For the year ended December 31, 2016, the provision for impairment of receivables movement was the following:

	Provision for impairment of receivables as of December 31, 2015	(Charge)/ reversal for the year	Utilisation	Provision for impairment of receivables as of December 31, 2016
Cash receivable from agents	(660)	(125)	126	(659)
Deposits issued to merchants	(1)	(2)	—	(3)
Comissions receivable	(21)	(1)	15	(7)
Advances issued	(1)	—	—	(1)
Rent receivables	(95)	(15)	15	(95)
Other receivables	(16)	1	1	(14)

Total trade and other receivables	(794)	(142)	157	(779)

For the year ended December 31, 2015, the provision for impairment of receivables movement was the following:

	Provision for impairment of receivables as of December 31, 2014	(Charge)/ reversal for the year	Utilisation	Provision for impairment of receivables as of December 31, 2015
Cash receivable from agents	(506)	(204)	50	(660)
Deposits issued to merchants	(6)	(1)	6	(1)
Comissions receivable	(3)	(19)	1	(21)
Advances issued	(2)	1	—	(1)
Rent receivables	(29)	(70)	4	(95)
Other receivables	(18)	(6)	8	(16)

Total trade and other receivables	(564)	(299)	69	(794)

Receivables are non-interest bearing, except for agent receivables bearing interest rate of 16%-36% per annum and credit terms generally do not exceed 30 days. There is no requirement for collateral for customer to receive credit.